Summary of Significant Accounting Policies - Schedule of Property and Equipment Net (Details)	12 Months Ended
Dec. 31, 2021
Software Development
Property, Plant and Equipment [Line Items]
Remaining amortization period	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member] | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of estimated useful life of asset or remaining lease term